Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Summary of estimated useful lives of assets

Years
Furniture, fittings and equipment	3 – 5
Leasehold improvements	5

Summary of price index identification and movement

	Argentina	Turkey
	Consumer price index	Consumer price index
Price index identity	(Basis points)	(Basis points)
Price index level at 1 Jan 2022	605	763
Price index level at 31 December 2022	1,134	1,128
Change in index	529	365